UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-08039
                                    ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                 10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  800-443-1021
                                                     ------------
Date of fiscal year end: October 31, 2007
                         ----------------

Date of reporting period: January 31, 2007
                          ----------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:




                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.41%

Auto Parts - 0.09%                            Collins & Aikman Products Co.:
                               250,750,000       10.750%, due 12/31/11 (a) *                              $     9,716,563
                                 2,000,000       12.875%, due 08/15/12 (a) (d) *                                   12,500
                                                                                                          ---------------
                                                                                                                9,729,063
                                                                                                          ---------------

Automotive - 0.01%               2,005,000    General Motors Corp., step bond, 0.000% until 03/15/16
                                                 (7.750% thereafter), due 03/15/36                                766,913
                                                                                                          ---------------

Consumer Products - 0.11%       64,300,000    Home Products International, Inc., 9.625%, due 05/15/08 (b)      11,381,100
                                                                                                          ---------------

Energy & Utilities - 0.10%      10,000,000    Mirant Americas Generation LLC, 8.500%, due 10/01/21             10,200,000
                                                                                                          ---------------

Hard Goods Retail - 0.01%                     Hechinger Co.:
                                18,648,000       6.950%, due 10/15/03 (a) (b) *                                   477,574
                                14,752,000       9.450%, due 11/15/12 (a) (b) *                                   377,798
                                                                                                          ---------------
                                                                                                                  855,372
                                                                                                          ---------------

Industrial - 0.01%                 555,000    USG Corp. Muni East Chicago Solid Waste Disposal,
                                                 5.500%, due 09/01/28                                             600,571
                                                                                                          ---------------

Retail - 0.08%                  86,205,118    Sears Holding Corp. Trade Claims (a) (b)                          8,111,910
                                                                                                          ---------------
                                              TOTAL CORPORATE DEBT INSTRUMENTS
                                              (Cost $220,421,760)                                              41,644,929
                                                                                                          ---------------

                                    SHARES
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.02%
Auto Supply - 0.02%                759,866    ISE Corp. Series B (b)                                            2,499,959
                                                                                                          ---------------

Financial Insurance/
Credit Enhancement - 0.00%       6,045,667    CGA Group, Ltd. Series C (a) (b) (Bermuda)                               --
                                                                                                          ---------------

Insurance & Reinsurance - 0.00%#     4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)                    12,829
                                 1,022,245    RS Holdings Convertible, Class A (a) (b)                                 --
                                                                                                          ---------------
                                                                                                                   12,829
                                                                                                          ---------------

                                              TOTAL PREFERRED STOCKS
                                              (Cost $13,040,361)                                                2,512,788
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 76.23%
Annuities & Mutual Fund          1,451,598    Legg Mason, Inc.                                            $   152,200,050
Management & Sales - 3.58%       4,350,000    Mellon Financial Corp. (e)                                      185,919,000
                                   489,900    Nuveen Investments, Class A                                      24,250,050
                                   139,212    Westwood Holdings Group, Inc.                                     3,416,263
                                                                                                          ---------------
                                                                                                              365,785,363
                                                                                                          ---------------

Business Services - 0.13%          337,082    Fair Issac Corp. (e)                                             13,422,605
                                                                                                          ---------------

Computerized Securities
Trading - 0.06%                    132,800    Investment Technology Group, Inc. (a)                             5,790,080
                                                                                                          ---------------

Consumer Products - 0.01%           47,250    JAKKS Pacific, Inc. (a) (e)                                         957,758
                                                                                                          ---------------

Depository Institutions - 0.96%    390,800    Berkshire Hills Bancorp, Inc.                                    13,259,844
                                   529,600    Brookline Bancorp, Inc. (e)                                       7,048,976
                                   218,500    Carver Bancorp, Inc. (c)                                          3,583,400
                                26,127,450    Chong Hing Bank, Ltd. (c) (Hong Kong)                            69,605,825
                                    34,087    TD Banknorth, Inc.                                                1,099,306
                                    54,704    Tompkins Trustco, Inc. (e)                                        2,393,847
                                    16,354    Toronto-Dominion Bank (The) (e) (Canada)                            969,465
                                                                                                          ---------------
                                                                                                               97,960,663
                                                                                                          ---------------

Electronics Components - 2.75%   2,496,500    American Power Conversion Corp. (e)                              76,742,410
                                 9,046,200    AVX Corp. (c)                                                   130,717,590
                                 3,500,000    Intel Corp.                                                      73,360,000
                                                                                                          ---------------
                                                                                                              280,820,000
                                                                                                          ---------------

Financial Insurance/
Credit Enhancement - 4.18%       3,806,720    ACA Capital Holdings, Inc. (a) (b) (c) (j)                       56,090,122
                                   300,000    Ambac Financial Group, Inc. (e)                                  26,430,000
                                 3,477,409    MBIA, Inc. (e)                                                  249,782,288
                                 1,576,580    Radian Group, Inc. (e)                                           94,941,648
                                                                                                          ---------------
                                                                                                              427,244,058
                                                                                                          ---------------

Financial Services - 0.14%         250,000    CIT Group, Inc.                                                  14,740,000
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Holding Companies - 22.36%          83,370    Capital Southwest Corp.                                     $    11,004,840
                                53,036,000    Cheung Kong Holdings, Ltd. (Hong Kong)                          698,311,352
                                 3,951,800    Guoco Group, Ltd. (Hong Kong)(1)                                 50,868,185
                                12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                             126,355,745
                                10,665,000    Investor AB, Class A (Sweden)                                   256,268,750
                                 2,200,000    Jardine Matheson Holdings, Ltd. (Hong Kong)(1)                   51,700,000
                                   359,250    Pargesa Holding SA (Switzerland)                                 38,910,445
                                 4,505,945    RHJ International (a) (c) (Belgium)                              93,378,332
                                14,372,600    Toyota Industries Corp. (Japan)                                 672,896,835
                                31,918,000    Wharf (Holdings), Ltd. (The) (Hong Kong)                        117,737,113
                                78,454,500    Wheelock & Co., Ltd. (Hong Kong)                                168,413,577
                                                                                                          ---------------
                                                                                                            2,285,845,174
                                                                                                          ---------------

Housing Development - 0.03%        208,750    Levitt Corp., Class A (e)                                         2,955,900
                                                                                                          ---------------

Industrial & Agricultural          594,300    Alamo Group, Inc. (c)                                            14,370,174
Equipment - 0.50%                  299,300    Lindsay Corp. (e)                                                 9,514,747
                                   360,100    Mestek, Inc. (a)                                                  5,095,415
                                   360,100    Omega Flex, Inc. (e)                                              8,397,532
                                   480,500    Standex International Corp.                                      14,001,770
                                                                                                          ---------------
                                                                                                               51,379,638
                                                                                                          ---------------

Insurance & Reinsurance - 0.82%     87,035    ACE, Ltd. (Cayman Islands)                                        5,028,882
                                   432,300    Arch Capital Group, Ltd. (a) (Bermuda)                           27,922,257
                                    15,675    ESG Re, Ltd. Warrants, expires 12/07 (a) (b) (Bermuda)                   --
                                    65,000    Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                       7,548,450
                                   480,000    Montpelier RE Holdings, Ltd. (Bermuda)                            8,366,400
                                   127,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)                         715,275
                                    32,089    RS Holdings, Class A (a) (b)                                             --
                                    58,300    White Mountains Insurance Group, Ltd. (Bermuda)                  33,796,510
                                                                                                          ---------------
                                                                                                               83,377,774
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Insurance Services                 940,131    Safelite Glass Corp. (a) (b)                                $     6,580,917
Companies - 0.07%                   63,460    Safelite Realty Corp. (a) (b)                                       610,168
                                                                                                          ---------------
                                                                                                                7,191,085
                                                                                                          ---------------

Life Insurance - 0.30%           2,009,900    Phoenix Cos., Inc. (The)                                         30,208,797
                                                                                                          ---------------

Medical Supplies                   342,300    Datascope Corp.                                                  12,644,562
& Services - 0.90%                 598,000    PAREXEL International Corp. (a)                                  19,584,500
                                 1,275,000    Pharmaceutical Product Development, Inc. (e)                     43,987,500
                                   363,000    St. Jude Medical, Inc. (a)                                       15,521,880
                                                                                                          ---------------
                                                                                                               91,738,442
                                                                                                          ---------------

Mutual Holding                     637,122    Brooklyn Federal Bancorp, Inc. (a)                                8,919,708
Companies - 0.16%                   16,226    Colonial Bankshares, Inc. (a)                                       232,032
                                   169,104    FedFirst Financial Corp. (a)                                      1,589,578
                                   142,200    Gouvermeur Bancorp, Inc. (c) (e)                                  1,777,500
                                   120,000    Home Federal Bancorp, Inc. (e)                                    1,239,000
                                   242,800    SFSB, Inc. (a) (c)                                                2,343,020
                                     9,200    Westborough Financial Services, Inc. (e)                            319,930
                                                                                                          ---------------
                                                                                                               16,420,768
                                                                                                          ---------------

Non-Life                         9,159,100    Aioi Insurance Co., Ltd. (Japan)                                 63,676,540
Insurance-Japan - 4.29%          5,290,500    Millea Holdings, Inc., ADR (Japan)                              189,452,805
                                10,857,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)                     129,731,487
                                 4,420,560    Sompo Japan Insurance, Inc. (Japan)                              56,117,815
                                                                                                          ---------------
                                                                                                              438,978,647
                                                                                                          ---------------

Oil & Gas                          626,800    EnCana Corp. (Canada)                                            30,105,204
Production & Services - 3.71%    9,090,000    Nabors Industries, Ltd. (a) (Bermuda)                           275,245,200
                                 1,000,000    Suncor Energy, Inc. (e) (Canada)                                 74,350,000
                                                                                                          ---------------
                                                                                                              379,700,404
                                                                                                          ---------------

Pharmaceuticals - 0.79%          1,000,000    Daiichi Sankyo Co., Ltd. (Japan)                                 27,842,227
                                 2,000,000    Pfizer, Inc.                                                     52,480,000
                                                                                                          ---------------
                                                                                                               80,322,227
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate - 21.54%             1,387,200    Alexander & Baldwin, Inc. (e)                               $    68,583,168
                                   139,000    Alico, Inc. (e)                                                   7,272,480
                                 6,560,550    Brookfield Asset Management, Inc., Class A (e) (Canada)         321,270,134
                                    31,000    Consolidated-Tomoka Land Co. (e)                                  2,420,480
                                18,535,398    FNC Realty Corp. (a) (b)                                         13,581,407
                                 3,830,526    Forest City Enterprises, Inc., Class A (c)                      231,555,297
                                 1,017,031    Forest City Enterprises, Inc., Class A (c) (d)                   61,479,524
                                   562,876    Forest City Enterprises, Inc., Class A (b) (c) (d)               32,324,561
                                    22,500    Forest City Enterprises, Inc., Class B                            1,355,625
                                11,907,000    Hang Lung Group, Ltd. (Hong Kong)                                40,719,163
                                30,534,000    Hang Lung Properties, Ltd. (Hong Kong)                           83,300,677
                                 8,913,000    Henderson Investment, Ltd. (Hong Kong)                           16,758,502
                                53,328,000    Henderson Land Development Co., Ltd. (c) (Hong Kong)            308,047,057
                                50,000,000    Henderson Land Development Co., Ltd. (c) (d) (Hong Kong)        288,822,998
                                    47,348    Homefed Corp.                                                     3,077,620
                                 4,930,000    Mitsubishi Estate Co., Ltd. (Japan)                             140,938,847
                                   676,607    ProLogis                                                         43,979,455
                                       846    Public Storage, Inc.                                                 92,011
                                 6,072,168    St. Joe Co. (The) (c) (e)                                       351,578,527
                                 3,420,106    Tejon Ranch Co. (a) (c)                                         184,788,327
                                                                                                          ---------------
                                                                                                            2,201,945,860
                                                                                                          ---------------

Retail - 0.29%                     165,912    Sears Holding Corp. (a)                                          29,308,355
                                                                                                          ---------------

Security Brokers, Dealers          894,400    Jefferies Group, Inc.                                            26,349,024
& Flotation Companies - 1.02%    2,444,062    Raymond James Financial, Inc.                                    78,014,459
                                                                                                          ---------------
                                                                                                              104,363,483
                                                                                                          ---------------

Semiconductor
Equipment Manufacturers - 0.12%    700,000    Applied Materials, Inc.                                          12,411,000
                                                                                                          ---------------

Software - 0.60%                 2,000,000    Microsoft Corp.                                                  61,720,000
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                   SHARES     ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Steel & Specialty Steel - 3.12%   445,714     Haynes International, Inc. (A)                              $    23,065,700
                                3,350,000     POSCO, ADR (e) (South Korea)                                    295,403,000
                                                                                                          ---------------
                                                                                                              318,468,700
                                                                                                          ---------------

Telecommunications - 0.43%      1,250,000     Comverse Technology, Inc. (a)                                    24,187,500
                                2,008,200     Tellabs, Inc. (a)                                                20,222,574
                                                                                                          ---------------
                                                                                                               44,410,074
                                                                                                          ---------------

Title Insurance - 0.61%         1,000,000     First American Corp. (e)                                         42,380,000
                                  479,800     Stewart Information Services Corp. (e)                           20,170,792
                                                                                                          ---------------
                                                                                                               62,550,792
                                                                                                          ---------------

Transportation - 0.03%             55,032     Florida East Coast Industries, Inc. (e)                           3,334,939
                                                                                                          ---------------

Utilities, Utility Service      8,816,889     Covanta Holding Corp. (a) (b) (c) (j)                           206,521,518
Companies & Waste                 861,208     Mirant Corp. (a)                                                 29,436,089
Management - 2.73%                800,000     TXU Corp.                                                        43,264,000
                                                                                                          ---------------
                                                                                                              279,221,607
                                                                                                          ---------------

                                              TOTAL COMMON STOCKS AND WARRANTS
                                              (Cost $4,594,675,700)                                         7,792,574,193
                                                                                                          ---------------

                               INVESTMENT
                               AMOUNT ($)
---------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.01%
Insurance & Reinsurance - 0.01% 1,805,000     Insurance Partners II Equity Fund, LP (a) (b)                     1,259,057
                                                                                                          ---------------

                                              TOTAL LIMITED PARTNERSHIPS
                                              (Cost $821,846)                                                   1,259,057
                                                                                                          ---------------

                                PRINCIPAL
                               AMOUNT (+)
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.51%
Foreign Government            271,000,000 GBP United Kingdom Treasury Bills, 4.89%-5.40%++,
Obligations - 11.76%                             due 02/12/07-07/09/07                                        524,857,437
                                                                                                          ---------------
                              343,435,000 GBP United Kingdom Treasury Bonds, 4.50%-8.50%,
                                                 due 03/07/07-07/16/07                                        676,855,603
                                                                                                          ---------------
                                                                                                            1,201,713,040
                                                                                                          ---------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                 PRINCIPAL
                                AMOUNT (+)    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (CONTINUED)
Repurchase Agreement - 2.09%   214,149,900    Bear Stearns, 5.22%, dated 01/31/07, due 02/01/07 (f)       $   214,149,900
                                                                                                          ---------------

U.S. Government                 25,000,000    U.S.  Treasury  Bills,  5.12%++,  due 05/03/07 (i)               24,685,300
Obligations - 9.66%            975,000,000    U.S. Treasury Bills,  5.07%-5.38%++, due 02/01/07-08/02/07      963,324,310
                                                                                                          ---------------
                                                                                                              988,009,610
                                                                                                          ---------------

                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $2,367,773,616)                                         2,403,872,550
                                                                                                          ---------------

---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH
COLLATERAL FOR SECURITIES LOANED - 0.75%
Repurchase Agreements - 0.75%    7,143,137    Bear Stearns, 2.66%, dated 01/31/07, due 02/01/07 (g)             7,143,137
                                69,269,852    Bear Stearns, 5.31%, dated 01/31/07, due 02/01/07 (h)            69,269,852
                                                                                                          ---------------

                                              TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED
                                              (Cost $76,412,989)                                               76,412,989
                                                                                                          ---------------

                                              TOTAL INVESTMENT PORTFOLIO - 100.93%
                                              (Cost $7,273,146,272)                                        10,318,276,506
                                                                                                          ---------------

                                              LIABILITIES IN EXCESS OF
                                              OTHER ASSETS - (0.93%)                                          (95,535,754)
                                                                                                          ---------------

                                              NET ASSETS - 100.00%
                                              (Applicable to 167,581,812
                                              shares outstanding)                                         $10,222,740,752
                                                                                                          ---------------

                                              NET ASSET VALUE PER SHARE                                            $61.00
                                                                                                                   ======

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

Notes:

ADR: American Depository Receipt.

GBP: Great British Pounds.

(a) Non-income producing securities.

(b) Fair-valued securities:

                                                                Carrying Value
               Security                                            Per Unit          Acquisition Date        Acquisition Cost
               --------                                         --------------       ----------------        ----------------
    ACA Capital Holdings, Inc.^                                    $ 14.73        9/24/1997 & 11/10/2006      $43,774,056
    CGA Group, Ltd., Series C Pfd.                                      --               3/2/1999               7,039,179
    Covanta Holding Corp.^                                           23.42        11/3/1992 to 6/28/2005       33,762,879
    ESG Re, Ltd. Warrants, expires 12/07                                --        1/28/1997 to 12/3/1997               --
    FNC Realty Corp.                                                  0.75               7/27/2005             20,656,471
    Forest City Enterprises, Inc., Class A                           57.43              12/15/2006             31,521,056
    Hechinger Co. 6.950%, due 10/15/03                                2.56               7/9/2003                      --
    Hechinger Co. 9.450%, due 11/15/12                                2.56               7/9/2003                      --
    Helicon RE Holdings, Ltd.                                       116.13          1/4/2006 & 1/6/2006         6,500,000
    Home Products International, Inc., 9.625%, due 05/15/08          17.70              11/1/2000              54,667,471
    Insurance Partners II Equity Fund, LP                             0.70        12/15/1998 to 7/26/2004         821,846
    ISE Corp. Series B Pfd.                                           3.29               3/8/2006               4,999,994
    Olympus RE Holdings, Ltd.                                         5.61              12/20/2001             12,750,008
    RS Holdings, Class A                                                --         5/9/2003 to 4/20/2004           30,853
    RS Holdings Convertible, Class A Pfd.                               --        3/18/2002 to 4/20/2004          991,392
    Safelite Glass Corp.                                              7.00        10/4/2000 to 2/26/2001        1,265,883
    Safelite Realty Corp.                                             9.62        10/4/2000 to 2/26/2001           73,352
    Sears Holding Corp. Trade Claims                                  0.09        1/22/2002 to 4/30/2003        5,442,521

    ^Restricted.

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e) Securities in whole or in part on loan.

(f) Repurchase agreement collateralized by U.S. Treasury Strips, par value $488,560,000, due 2/15/08-2/15/29, value $220,362,134.

(g) Repurchase agreement collateralized by U.S. Treasury Strip, par value $21,855,000, due 2/15/29, value $7,350,492.

(h) Repurchase agreement collateralized by U.S. Treasury Strip, par value $163,475,000, due 8/15/23, value $71,280,004.

(i) Security is segregated for future fund commitments.

(j) Restricted.

 *  Issuer in default.

 #  Amount represents less than 0.01% of total net assets.

 +  Denominated in U.S. Dollars unless otherwise noted.

 ++ Annualized yield at date of purchase.

(1) Incorporated in Bermuda.

Country Concentration

                        % of
                     Net Assets
                     ----------
United States           42.51%
Hong Kong               19.77
Japan                   12.53
United Kingdom          11.75
Canada                   4.17
Bermuda                  3.46
South Korea              2.89
Sweden                   2.51
Belgium                  0.91
Switzerland              0.38
Cayman Islands           0.05
                       ------
Total                  100.93%
                       ======

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.00%#
Technology - 0.00%#              4,942,604    Insilco Technologies Bank Debt (a) (b) (d)                   $       20,841
                                                                                                           --------------

                                              TOTAL BANK DEBT
                                              (Cost $0)                                                            20,841
                                                                                                           --------------

                                    SHARES
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 74.87%
Aerospace & Defense - 0.75%      1,088,351    Herley Industries, Inc. (a) (c)                                  18,131,928
                                                                                                           --------------

Agriculture Chemicals - 1.69%    1,176,700    Agrium, Inc. (Canada)                                            40,807,956
                                                                                                           --------------

Annuities & Mutual Fund
Management & Sales - 0.13%         125,220    Westwood Holdings Group, Inc.                                     3,072,899
                                                                                                           --------------

Auto Parts - 0.54%                 642,200    Superior Industries International, Inc.                          13,081,614
                                                                                                           --------------

Banking - 1.77%                    370,945    Investors Bancorp, Inc. (a)                                       5,719,972
                                   474,613    Kearny Financial Corp.                                            7,365,994
                                 1,259,961    NewAlliance Bancshares, Inc.                                     20,159,376
                                   290,110    Rockville Financial, Inc.                                         4,548,925
                                   275,636    Wauwatosa Holdings, Inc. (a)                                      4,939,397
                                                                                                           --------------
                                                                                                               42,733,664
                                                                                                           --------------

Cable Television
Equipment - 1.90%                1,416,700    CommScope, Inc. (a)                                              45,773,577
                                                                                                           --------------

Computer Peripherals - 0.47%       177,900    Lexmark International, Inc., Class A (a)                         11,213,037
                                                                                                           --------------

Consumer Products - 4.09%        1,325,055    JAKKS Pacific, Inc. (a)                                          26,858,865
                                 1,259,648    K-Swiss, Inc., Class A                                           39,830,070
                                 1,746,850    Leapfrog Enterprises, Inc. (a)                                   18,726,232
                                   901,300    Russ Berrie & Co., Inc. (a)                                      13,339,240
                                                                                                           --------------
                                                                                                               98,754,407
                                                                                                           --------------

Diversified Media - 0.85%        1,515,751    Journal Communications, Inc., Class A                            20,417,166
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics Components - 4.18%     892,520    American Power Conversion Corp.                              $   27,436,065
                                   690,643    Bel Fuse, Inc., Class B (c)                                      22,432,085
                                   649,239    Electronics for Imaging, Inc. (a)                                14,964,959
                                 1,064,650    Ingram Micro, Inc., Class A (a)                                  20,771,321
                                   568,100    Park Electrochemical Corp.                                       15,162,589
                                                                                                           --------------
                                                                                                              100,767,019
                                                                                                           --------------

Energy/Coal - 1.05%              1,118,600    Fording Canadian Coal Trust (Canada)                             25,347,476
                                                                                                           --------------

Energy/Services - 2.50%            354,931    Bristow Group, Inc. (a)                                          13,256,673
                                   487,400    Precision Drilling Trust (Canada)                                11,010,366
                                   539,600    Tidewater, Inc.                                                  27,827,172
                                   203,636    Weatherford International, Ltd. (a) (Bermuda)                     8,222,822
                                                                                                           --------------
                                                                                                               60,317,033
                                                                                                           --------------

Financial Insurance/
Credit Enhancement - 0.49%         802,698    ACA Capital Holdings, Inc. (a) (b) (g)                           11,827,354
                                                                                                           --------------

Food/Meat Products - 0.27%         204,805    Sanderson Farms, Inc.                                             6,475,934
                                                                                                           --------------

Forest Products & Paper - 7.03%  3,813,800    Canfor Corp. (a) (Canada)                                        38,371,339
                                   734,344    Canfor Pulp Income Fund (Canada)                                  8,605,204
                                12,107,879    Catalyst Paper Corp. (a) (b) (c) (f) (Canada)                    38,217,808
                                   750,875    Deltic Timber Corp. (c)                                          40,186,830
                                   616,260    Glatfelter                                                        9,977,249
                                 2,612,600    TimberWest Forest Corp. (Canada)                                 34,211,562
                                                                                                           --------------
                                                                                                              169,569,992
                                                                                                           --------------

Healthcare Services - 1.36%        678,431    Cross Country Healthcare, Inc. (a)                               15,305,403
                                   196,834    PAREXEL International Corp. (a)                                   6,446,313
                                   323,230    Pharmaceutical Product Development, Inc.                         11,151,435
                                                                                                           --------------
                                                                                                               32,903,151
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Companies - 5.31%        1,401,525    Brookfield Asset Management, Inc., Class A (Canada)          $   68,632,679
                                   449,743    IDT Corp. (a)                                                     6,264,920
                                 1,706,400    IDT Corp., Class B (a)                                           22,951,080
                                 3,111,000    JZ Equity Partners PLC (United Kingdom)                          10,482,465
                                   645,300    Leucadia National Corp.                                          17,655,408
                                   333,000    Orient Overseas International, Ltd. (Hong Kong)(1)                2,222,118
                                                                                                           --------------
                                                                                                              128,208,670
                                                                                                           --------------

Home Furnishings - 0.66%           748,046    Stanley Furniture Co., Inc. (c)                                  16,023,145
                                                                                                           --------------

Industrial Equipment - 4.39%       416,300    Alamo Group, Inc.                                                10,066,134
                                   859,013    A.S.V., Inc. (a)                                                 14,560,270
                                 1,080,151    Bandag, Inc. (c)                                                 55,033,693
                                   688,800    Trinity Industries, Inc.                                         26,346,600
                                                                                                           --------------
                                                                                                              106,006,697
                                                                                                           --------------

Insurance & Reinsurance - 2.80%    322,900    Arch Capital Group, Ltd. (a) (Bermuda)                           20,856,111
                                    59,974    E-L Financial Corp., Ltd. (Canada)                               31,597,451
                                    65,000    Helicon RE Holdings, Ltd. (a) (b) (Bermuda)                       7,548,450
                                   135,000    Montpelier RE Holdings, Ltd. (Bermuda)                            2,353,050
                                   400,000    Sompo Japan Insurance, Inc. (Japan)                               5,077,892
                                                                                                           --------------
                                                                                                               67,432,954
                                                                                                           --------------

Life Insurance - 2.29%             179,000    FBL Financial Group, Inc., Class A                                6,946,990
                                   171,789    National Western Life Insurance Co., Class A (c)                 39,423,858
                                   589,400    Phoenix Cos., Inc. (The)                                          8,858,682
                                                                                                           --------------
                                                                                                               55,229,530
                                                                                                           --------------

Manufactured Housing - 0.51%       327,339    Skyline Corp.                                                    12,370,141
                                                                                                           --------------

Oil & Gas - 12.55%               1,803,441    Cimarex Energy Co.                                               67,592,969
                                   535,800    CNX Gas Corp. (a)                                                13,705,764
                                 1,579,397    Comstock Resources, Inc. (a)                                     50,461,734
                                 1,464,105    Pogo Producing Co.                                               72,546,403
                                 1,197,700    St. Mary Land & Exploration Co.                                  43,105,223
                                 1,211,577    Whiting Petroleum Corp. (a)                                      55,211,564
                                                                                                           --------------
                                                                                                              302,623,657
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Real Estate - 8.16%                630,446    Alexander & Baldwin, Inc.                                    $   31,169,250
                                   279,531    Alico, Inc.                                                      14,625,062
                                    18,070    Avatar Holdings, Inc. (a)                                         1,457,888
                                   749,200    Forest City Enterprises, Inc., Class A                           45,289,140
                                   977,700    St. Joe Co. (The)                                                56,608,830
                                   322,646    Tejon Ranch Co. (a)                                              17,432,563
                                   653,170    Vail Resorts, Inc. (a)                                           30,209,112
                                                                                                           --------------
                                                                                                              196,791,845
                                                                                                           --------------

Retail - 1.50%                     337,500    Buckle, Inc. (The)                                               11,333,250
                                 1,617,166    Haverty Furniture Cos., Inc. (c)                                 24,758,811
                                                                                                           --------------
                                                                                                               36,092,061
                                                                                                           --------------

Semiconductor                      280,700    Coherent, Inc. (a)                                                8,631,525
Equipment Manufacturers          1,237,051    Electro Scientific Industries, Inc. (a)                          25,965,700
& Related - 1.92%                1,400,182    GSI Group, Inc. (a) (Canada)                                     11,747,527
                                                                                                           --------------
                                                                                                               46,344,752
                                                                                                           --------------

Software - 3.59%                 3,939,252    Borland Software Corp. (a) (c)                                   21,508,316
                                 2,386,734    Magma Design Automation, Inc. (a) (c)                            20,287,239
                                   379,700    Sybase, Inc. (a)                                                  9,830,433
                                 1,317,736    Synopsys, Inc. (a)                                               35,051,778
                                                                                                           --------------
                                                                                                               86,677,766
                                                                                                           --------------

Telecommunications                 471,000    Comverse Technology, Inc. (a)                                     9,113,850
Equipment - 1.57%                3,858,740    Sycamore Networks, Inc. (a)                                      14,393,100
                                 1,414,396    Tellabs, Inc. (a)                                                14,242,968
                                                                                                           --------------
                                                                                                               37,749,918
                                                                                                           --------------

Travel & Recreation - 0.55%        409,434    Sabre Holdings Corp., Class A                                    13,228,813
                                                                                                           --------------

                                              TOTAL COMMON STOCKS
                                              (Cost $1,280,987,360)                                         1,805,974,156
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.76%
Holding Companies - 0.76%        1,000,000    AP Alternative Assets LP (a) (b) (Gurnsey)                   $   18,240,000
                                                                                                           --------------

                                              TOTAL LIMITED PARTNERSHIPS
                                              (Cost $20,000,000)                                               18,240,000
                                                                                                           --------------

---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 24.36%
Repurchase Agreement - 3.65%    88,121,304    Bear Stearns, 5.22%, dated 01/31/07, due 02/01/07 (e)            88,121,304
                                                                                                           --------------

U.S. Government
Obligations - 20.71%           505,000,000    U.S. Treasury Bills, 4.97%-5.16%+, due 02/22/07-05/24/07        499,601,200
                                                                                                           --------------

                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $587,774,726)                                             587,722,504
                                                                                                           --------------

                                              TOTAL INVESTMENT PORTFOLIO - 99.99%
                                              (Cost $1,888,762,086)                                         2,411,957,501
                                                                                                           --------------

                                              OTHER ASSETS LESS
                                              LIABILITIES - 0.01%                                                 331,000
                                                                                                           --------------

                                              NET ASSETS - 100.00%                                         $2,412,288,501
                                              (Applicable to 92,191,656                                    ==============
                                              shares outstanding)

                                              NET ASSET VALUE PER SHARE                                            $26.17
                                                                                                                   ======

Notes:

(a) Non-income producing securities.

(b) Fair-valued securities:

                                                 Carrying Value
               Security                             Per Unit         Acquisition Date       Acquisition Cost
               --------                          --------------      ----------------       ----------------
    ACA Capital Holdings, Inc. ^^                   $ 14.73              9/30/2004            $ 8,333,333
    AP Alternative Assets LP                          18.24              6/8/2006              20,000,000
    Catalyst Paper Corp. ^^                            3.16             10/23/2006             36,007,695
    Helicon RE Holdings, Ltd.                        116.13         1/4/2006 & 1/6/2006         6,500,000
    Insilco Technologies Bank Debt                     0.42              9/18/2002                     --^

    ^  Acquisition Cost has been adjusted for return of capital.

    ^^ Restricted.

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Cost has been reduced to $0 due to distributions received.

(e) Repurchase agreement collateralized by U.S. Inflation Indexed Notes, par value $75,900,000, due 7/15/12-7/15/15, value $90,676,606.

(f) Security subject to restrictions on resale.

(g) Restricted.

 #  Amount represents less than 0.01% of total net assets.

 +  Annualized yield at date of purchase.

(1) Incorporated in Bermuda.

Country Concentration

                       % of
                    Net Assets
                    ----------
United States         84.09%
Canada                12.79
Bermuda                1.62
Gurnsey                0.76
United Kingdom         0.43
Japan                  0.21
Hong Kong              0.09
                      -----
Total                 99.99%
                      =====

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                PRINCIPAL
                         AMOUNT (+)/UNITS     ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.46%
Real Estate Operating             400,000     Forest City Enterprises, Inc., $25 par, 7.375%, due 02/01/34 $   10,220,000
Companies - 0.46%               6,666,600 CAD Sterling Centrecorp Inc., 8.500%, due 12/31/09 (b)(Canada)        5,178,965
                                                                                                           --------------
                                                                                                               15,398,965
                                                                                                           --------------

                                              TOTAL CORPORATE DEBT INSTRUMENTS
                                              (Cost $14,826,849)                                               15,398,965
                                                                                                           --------------

                                   SHARES
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.29%
U.S. Real Estate Investment       125,000     RAIT Investment Trust, 7.750% Series A                            3,198,750
Trusts - 0.29%                    250,000     RAIT Investment Trust, 8.375% Series B                            6,547,500
                                                                                                           --------------
                                                                                                                9,746,250
                                                                                                           --------------

                                              TOTAL PREFERRED STOCKS
                                              (Cost $9,375,000)                                                 9,746,250
                                                                                                           --------------


---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 88.05%
Diversified Financial
Services - 0.29%                  774,000     Guoco Group, Ltd. (Hong Kong)(1)                                  9,963,049
                                                                                                           --------------

Homebuilders - 1.04%              434,690     Avatar Holdings, Inc. (a) (c)                                    35,070,789
                                                                                                           --------------

Hotels/Resorts - 1.42%          1,038,383     Vail Resorts, Inc. (a)                                           48,025,214
                                                                                                           --------------

Natural Resources - 0.13%          85,200     Deltic Timber Corp.                                               4,559,904
                                                                                                           --------------

Non-U.S. Real Estate            4,051,653     British Land Co. PLC (United Kingdom)                           124,897,708
Investment Trust - 6.12%        3,283,066     Liberty International PLC (United Kingdom)                       81,918,618
                                                                                                           --------------
                                                                                                              206,816,326
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Management/
Brokerage - 0.81%               44,524,000    Midland Holdings, Ltd. (c) (Hong Kong)(1)                    $   27,372,889
                                                                                                           --------------

Real Estate Operating                5,000    Atlantic American Realty Capital Advisors, Inc. (a) (b)                  --
Companies - 53.45%               5,496,084    Brookfield Asset Management, Inc., Class A (Canada)             269,143,233
                                 2,143,900    Brookfield Properties Corp. (Canada)                             99,777,106
                                 6,676,000    Chinese Estates Holdings, Ltd. (Hong Kong)(1)                     8,892,726
                                   510,000    Consolidated-Tomoka Land Co. (c)                                 39,820,800
                                 1,856,219    Derwent Valley Holdings PLC (United Kingdom)                     70,969,432
                                 1,070,300    First Capital Realty, Inc. (Canada)                              24,920,309
                                12,681,163    FNC Realty Corp. (a) (b)                                          9,291,957
                                 6,012,900    Forest City Enterprises, Inc., Class A (c)                      363,479,805
                                 1,017,031    Forest City Enterprises, Inc., Class A (c) (d)                   61,479,524
                                21,631,000    Hang Lung Properties, Ltd. (Hong Kong)                           59,012,149
                                 3,212,000    Henderson Investment, Ltd. (Hong Kong)                            6,039,303
                                19,171,000    Henderson Land Development Co., Ltd. (Hong Kong)                110,740,514
                                 6,558,000    Hongkong Land Holdings, Ltd. (Hong Kong)(1)                      29,117,520
                                 7,380,400    Killam Properties, Inc. (a) (c) (Canada)                         14,738,222
                                   379,000    Mitsubishi Estate Co., Ltd. (Japan)                              10,834,853
                                 4,042,175    Quintain Estates & Development PLC (United Kingdom)              69,092,936
                                 5,070,861    St. Joe Co. (The) (c)                                           293,602,852
                                   108,000    Sterling Centrecorp, Inc. (a) (Canada)                               80,761
                                   108,000    Sterling Centrecorp, Inc. Warrants, expires 3/09 (a) (b) (Canada)     8,856
                                13,220,000    Tai Cheung Holdings, Ltd. (Hong Kong)(1)                          8,398,435
                                   446,093    Tejon Ranch Co. (a)                                              24,102,405
                                 2,036,598    Thomas Properties Group, Inc. (c)                                31,282,145
                                 4,762,487    Unite Group PLC (c) (United Kingdom)                             46,784,618
                                22,345,800    Wharf (Holdings), Ltd. (The) (Hong Kong)                         82,427,783
                                32,049,500    Wheelock & Co., Ltd. (Hong Kong)                                 68,798,742
                                 4,240,000    Wheelock Properties, Ltd. (Hong Kong)                             4,165,302
                                                                                                           --------------
                                                                                                            1,807,002,288
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
U.S. Real Estate Investment      2,436,810    Acadia Realty Trust (c)                                      $   62,601,649
Trusts - 24.79%                  3,935,998    American Financial Realty Trust                                  44,004,458
                                   642,148    American Land Lease, Inc. (c)                                    17,755,392
                                 1,190,100    Anthracite Capital, Inc.                                         16,268,667
                                 1,348,100    Associated Estates Realty Corp. (c)                              21,960,549
                                 1,640,450    Capital Lease Funding, Inc.                                      18,389,445
                                 1,000,000    Columbia Equity Trust, Inc. (c)                                  19,360,000
                                 1,000,000    Crystal River Capital, Inc. (d)                                  27,600,000
                                   100,000    Crystal River Capital, Inc.                                       2,760,000
                                   563,400    First Potomac Realty Trust                                       16,918,902
                                 2,251,800    JER Investors Trust, Inc. (c)                                    46,116,864
                                   938,200    One Liberty Properties, Inc. (c)                                 22,704,440
                                 4,341,792    ProLogis                                                        282,216,480
                                 1,150,400    PS Business Parks, Inc. (c)                                      86,521,584
                                 1,248,200    Vornado Realty Trust                                            152,717,270
                                                                                                           --------------
                                                                                                              837,895,700
                                                                                                           --------------

                                              TOTAL COMMON STOCKS AND WARRANTS
                                              (Cost $1,788,845,974)                                         2,976,706,159
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                PRINCIPAL
                                AMOUNT ($)    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 11.23%
Repurchase Agreement - 11.23%  379,770,112    Bear Stearns, 5.22%, dated 01/31/07, due 02/01/07 (e)        $  379,770,112
                                                                                                           --------------

                                              TOTAL SHORT TERM INVESTMENT
                                              (Cost $379,770,112)                                             379,770,112
                                                                                                           --------------

                                              TOTAL INVESTMENT PORTFOLIO - 100.03%
                                              (Cost $2,192,817,935)                                         3,381,621,486
                                                                                                           --------------

                                              LIABILITIES IN EXCESS OF
                                              OTHER ASSETS - (0.03%)                                             (964,505)
                                                                                                           --------------
                                              NET ASSETS - 100.00%                                         $3,380,656,981
                                              (Applicable to 94,930,012                                    ==============
                                              shares outstanding)

                                              NET ASSET VALUE PER SHARE                                            $35.61
                                                                                                                   ======

Notes:

(a) Non-income producing securities.

(b) Fair-valued securities:

                                                       Carrying Value
                       Security                           Per Unit         Acquisition Date     Acquisition Cost
                       --------                        --------------      ----------------     ----------------
    Atlantic American Realty Capital Advisors, Inc.        $   --             10/22/2004           $   500,000
    FNC Realty Corp.                                         0.75       5/22/2002 to 7/27/2005      10,494,448
    Sterling Centrecorp, Inc., 8.500% due 12/31/09          77.69       5/11/2004 & 12/16/2004       4,826,849
    Sterling Centrecorp, Inc. Warrants, expires 3/09         0.08              3/26/2004                    --

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e) Repurchase agreement collateralized by:
      U.S. Treasury Bill, par value $8,730,000, due 6/14/07, value $8,569,979.
      U.S. Treasury Note, par value $50,000,000, due 1/15/11, value $49,062,940.
      U.S. Inflation Indexed Notes and Bonds, par value $241,658,000, due
        7/15/13-4/15/28,  value  $333,152,015.

 +  Denominated in U.S. Dollars unless otherwise noted.

(1) Incorporated in Bermuda.

Country Concentration

                       % of
                    Net Assets
                    ----------
United States          63.55%
Hong Kong              12.27
Canada                 12.24
United Kingdom         11.65
Japan                   0.32
                      ------
Total                 100.03%
                      ======

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
AND WARRANTS - 78.34%
Advertising - 1.33%              1,001,500    Asatsu-DK, Inc. (Japan)                                      $   31,037,537
                                                                                                           --------------

Agriculture - 7.46%              7,575,146    ABB Grain, Ltd. (c) (Australia)                                  44,706,730
                                   300,400    Agrium, Inc. (Canada)                                            10,417,872
                                   226,952    Cresud SA, ADR (Argentina)                                        4,216,768
                                10,559,300    Saskatchewan Wheat Pool (a) (c) (Canada)                         76,718,232
                                   444,406    United International Enterprises, Ltd. (c) (Denmark)(1)          38,064,421
                                                                                                           --------------
                                                                                                              174,124,023
                                                                                                           --------------

Building & Construction            216,342    Imerys SA (France)                                               20,527,465
Products/Services - 3.75%       13,696,300    Nippon Sheet Glass Co., Ltd. (Japan)                             66,960,698
                                                                                                           --------------
                                                                                                               87,488,163
                                                                                                           --------------

Computer Software - 0.38%          599,800    Fujitsu Business Systems, Ltd. (Japan)                            8,772,348
                                                                                                           --------------

Corporate Services - 0.30%      22,522,784    Boardroom, Ltd. (c) (Singapore)                                   7,039,745
                                                                                                           --------------

Diversified Operations - 5.63%   2,072,571    Antarchile S.A. (Chile)                                          34,235,366
                                   211,824    HAL Trust (Netherlands)(2)                                       19,836,500
                                 6,648,200    Hutchison Whampoa, Ltd. (Hong Kong)                              66,077,107
                                   175,000    Investor AB, Class A (Sweden)                                     4,205,066
                                 2,806,000    Straits Trading Co., Ltd. (Singapore)                             7,016,370
                                                                                                           --------------
                                                                                                              131,370,409
                                                                                                           --------------

Electronics - 5.18%              1,332,300    Futaba Corp. (Japan)                                             31,795,028
                                 2,615,800    Nichicon Corp. (Japan)                                           32,708,338
                                18,816,000    WBL Corp., Ltd. (c) (Singapore)                                  56,361,008
                                                                                                           --------------
                                                                                                              120,864,374
                                                                                                           --------------

Energy/Coal - 0.50%              1,152,700    Westshore Terminals Income Fund (Canada)                         11,646,502
                                 1,152,700    Westshore Terminals Income Fund Warrants,
                                                 exp. 03/01/07 (a) (Canada)                                        48,976
                                                                                                           --------------
                                                                                                               11,695,478
                                                                                                           --------------

Energy/Services - 1.81%            110,740    Compagnie Generale de Geophyisque SA (a) (France)                21,982,016
                                   943,200    Farstad Shipping A/S (Norway)                                    20,404,952
                                                                                                           --------------
                                                                                                               42,386,968
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
AND WARRANTS (CONTINUED)
Engineering/Construction - 4.36%   374,580    Aker Kvaerner ASA (Norway)                                   $   42,318,641
                                 1,789,700    Chudenko Corp. (Japan)                                           27,821,323
                                 1,316,600    Subsea 7, Inc. (a) (Norway)                                      23,366,604
                                 1,165,000    Tokyo Energy & Systems, Inc. (Japan)                              8,369,697
                                                                                                           --------------
                                                                                                              101,876,265
                                                                                                           --------------

Food & Beverage - 0.78%         48,728,000    Vitasoy International Holdings, Ltd. (Hong Kong)                 18,286,535
                                                                                                           --------------

Forest Products & Paper - 9.55%  4,920,700    Canfor Corp. (a) (Canada)                                        49,508,063
                                 1,416,804    Canfor Pulp Income Fund (Canada)                                 16,602,423
                                23,376,200    Catalyst Paper Corp. (a) (b) (c) (Canada)                        76,115,672
                                16,704,045    Catalyst Paper Corp. (a) (b) (c) (e) (Canada)                    52,725,336
                                44,893,185    Rubicon, Ltd. (a) (c) (New Zealand)                              28,147,537
                                                                                                           --------------
                                                                                                              223,099,031
                                                                                                           --------------

Holding Companies - 5.56%          902,712    Compagnie Nationale a Portefeuille (Belgium)                     57,286,474
                                 5,041,400    Guoco Group, Ltd. (Hong Kong)(2)                                 64,893,686
                                    71,000    Pargesa Holding S.A. (Switzerland)                                7,690,025
                                                                                                           --------------
                                                                                                              129,870,185
                                                                                                           --------------

IT Services - 0.33%                121,590    Cap Gemini S.A. (France)                                          7,717,736
                                                                                                           --------------

Insurance - 3.89%                  124,876    Blue Ocean Reinsurance, Ltd. (a) (b) (c) (Bermuda)               14,956,353
                                 9,731,415    BRIT Insurance Holdings PLC (United Kingdom)                     61,182,225
                                    70,000    Millea Holdings, Inc. (Japan)                                     2,500,000
                                     8,600    Norton Holdings, Ltd. (b) (Bermuda)                               8,600,000
                                   285,000    Sompo Japan Insurance, Inc. (Japan)                               3,617,998
                                                                                                           --------------
                                                                                                               90,856,576
                                                                                                           --------------

Metals & Mining - 2.72%          3,792,832    Dundee Precious Metals, Inc. (a) (c) (Canada)                    35,678,663
                                 2,178,464    Zinifex, Ltd. (Australia)                                        27,743,583
                                                                                                           --------------
                                                                                                               63,422,246
                                                                                                           --------------

Other Financial - 2.31%            892,100    Aiful Corp. (Japan)                                              27,129,657
                                56,981,000    Fuhwa Financial Holdings Co., Ltd. (a) (Taiwan)                  26,736,613
                                                                                                           --------------
                                                                                                               53,866,270
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                    SHARES    ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
AND WARRANTS (CONTINUED)
Real Estate - 6.02%            103,667,023    BIL International, Ltd. (c) (Singapore)(2)                   $  111,382,814
                                21,374,000    Liu Chong Hing Investment, Ltd. (c) (Hong Kong)                  29,292,390
                                                                                                           --------------
                                                                                                              140,675,204
                                                                                                           --------------

Securities Brokerage - 3.16%    97,017,800    Asia Plus Securities Public Co., Ltd. (Thailand)                  7,370,561
                                 3,002,900    Capital Nomura Securities Public Co., Ltd. (Thailand)             2,376,396
                                33,765,434    Capital Securities Corp. (Taiwan)                                16,304,868
                                38,126,960    Hotung Investment Holdings, Ltd. (a) (Taiwan)(2)                  5,147,140
                                   652,300    Ichiyoshi Securities Co., Ltd. (Japan)                           10,259,077
                                82,857,200    KGI Securities Public Co., Ltd. (a) (Thailand)                    3,505,038
                                29,361,000    President Securities Corp. (Taiwan)                              16,139,767
                                12,860,000    UOB-Kay Hian Holdings, Ltd. (Singapore)                          12,644,787
                                                                                                           --------------
                                                                                                               73,747,634
                                                                                                           --------------

Technology - Hardware - 1.20%   37,476,000    Gigabyte Technology Co., Ltd. (c) (Taiwan)                       27,941,683
                                                                                                           --------------

Telecommunications - 6.02%      30,050,529    Netia S.A. (c) (Poland)                                          47,153,822
                                27,270,894    Telecom Corp. of New Zealand, Ltd. (New Zealand)                 93,384,405
                                                                                                           --------------
                                                                                                              140,538,227
                                                                                                           --------------

Transportation - 6.10%           3,037,600    Bergesen Worldwide Gas ASA (Norway)                              36,629,847
                                 1,938,700    Golar LNG, Ltd. (a) (Norway)(2)                                  24,232,779
                                   569,000    Orient Overseas International, Ltd. (Hong Kong)(2)                3,796,953
                                 4,423,000    Seino Holdings Co., Ltd. (Japan)                                 41,195,326
                                18,671,113    Toll NZ, Ltd. (a) (c) (New Zealand)                              36,663,478
                                                                                                           --------------
                                                                                                              142,518,383
                                                                                                           --------------

                                              TOTAL COMMON STOCKS AND WARRANTS
                                              (Cost $1,474,848,772)                                         1,829,195,020
                                                                                                           --------------

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

                                 NOTIONAL
                               AMOUNT (+)     ISSUES                                                           VALUE
---------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.07%
Foreign Currency
Put Options - 0.07%           100,000,000     New Zealand Dollar, strike 0.64 NZD, expires 10/24/07        $    1,552,400
                                                                                                           --------------

                                              TOTAL PURCHASED OPTIONS
                                              (Cost $3,600,000)                                                 1,552,400
                                                                                                           --------------

                               PRINCIPAL
                               AMOUNT (+)
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 21.09%
FOREIGN GOVERNMENT
Obligations - 2.29%            82,000,000 SGD Singapore Government Bond, 1.75%, due 02/01/07                   53,394,778
                                                                                                           --------------

Repurchase Agreement - 4.54%  106,057,762     Bear Stearns, 5.22%, dated 01/31/07, due 02/01/07 (d)           106,057,762
                                                                                                           --------------

U.S. Government
Obligations - 14.26%          337,000,000     U.S. Treasury Bills, 5.12%-5.38%++, due 02/15/07-05/24/07       333,098,348
                                                                                                           --------------

                                              TOTAL SHORT TERM INVESTMENTS
                                              (Cost $490,742,042)                                             492,550,888
                                                                                                           --------------

                                              TOTAL INVESTMENT PORTFOLIO - 99.50%
                                              (Cost $1,969,190,814)                                         2,323,298,308
                                                                                                           --------------

                                              OTHER ASSETS LESS
                                              LIABILITIES - 0.50%                                              11,613,761
                                                                                                           --------------

                                              NET ASSETS - 100.00%                                         $2,334,912,069
                                              (Applicable to 106,379,002                                   ==============
                                              shares outstanding)

                                              NET ASSET VALUE PER SHARE                                            $21.95
                                                                                                                   ======

                               [THIRD AVENUE LOGO]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               AT JANUARY 31, 2007
                                   (UNAUDITED)

Notes:

ADR: American Depository Receipt.

NZD: New Zealand Dollar.

SGD: Singapore Dollar.

(a) Non-income producing securities.

(b) Fair valued securities:

                                         Carrying Value
              Security                      Per Unit           Acquisition Date        Acquisition Cost
              --------                   --------------        ----------------        ----------------
    Blue Ocean Reinsurance, Ltd.            $  119.77       12/30/2005 to 2/9/2006       $12,500,000
    Catalyst Paper Corp.                         3.26        1/3/2006 to 3/28/2006        64,485,595
    Catalyst Paper Corp. ^                       3.16             10/23/2006              49,676,262
    Norton Holdings, Ltd.                    1,000.00             12/14/2006               8,600,000

    ^ Restricted.

(c) Affiliated issuers--as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).

(d) Repurchase agreement collateralized by U.S. Inflation Indexed Notes, par value $99,850,000, due 1/15/14-7/15/15, value $109,129,767.

(e) Security is subject to restrictions on resale.

 +  Denominated in U.S. Dollars unless otherwise noted.

++  Annualized yield at date of purchase.

(1) Incorporated in Bahamas.

(2) Incorporated in Bermuda.

Country Concentration

                        % of
                     Net Assets
                     ---------
United States #        18.81%
Canada                 14.11
Japan                  12.51
Singapore              10.84
Hong Kong               7.81
New Zealand             6.84
Norway                  6.29
Taiwan                  3.73
Australia               3.10
United Kingdom          2.62
Belgium                 2.45
France                  2.15
Poland                  2.02
Denmark                 1.63
Chile                   1.47
Bermuda                 1.01
Netherlands             0.85
Thailand                0.57
Switzerland             0.33
Sweden                  0.18
Argentina               0.18
                       -----
Total                  99.50%
                       =====

# Comprised of cash equivalents.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934 were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):     THIRD AVENUE TRUST

By:               /s/ DAVID M. BARSE
                  ------------------

Name:             DAVID M. BARSE

Title:            PRINCIPAL EXECUTIVE OFFICER

Date:             MARCH 13, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant):     THIRD AVENUE TRUST

By:               /S/ DAVID M. BARSE

Name:             DAVID M. BARSE

Title:            PRINCIPAL EXECUTIVE OFFICER

Date:             MARCH 13, 2007



By:               /S/ VINCENT J. DUGAN

Name:             VINCENT J. DUGAN

Title:            PRINCIPAL FINANCIAL OFFICER

Date:             MARCH 13, 2007